Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 6. OTHER CURRENT LIABILITIES

As of June 30, 2026 and December 31, 2025, other current liabilities were comprised of the following:

	Successor	Predecessor
(in thousands)	June 30, 2026	December 31, 2025
Accrued lease operating expenses	$10,098	$8,017
Ad Valorem payable	2,280	4,106
Accrued interest	353	3,750
Excise tax payable	1,303	—
Dividends payable	2,507	—
General and administrative	3,814	7,022
Other	735	137
Total other current liabilities	$21,090	$23,032